Leases - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	$ 675,935	$ 162,227
Current maturities of operating lease liability	173,494	55,673
Operating lease liability, net of current maturities	510,655	106,235
Total	684,149	161,908
Operating cash outflows for operating leases	$ 107,168	$ 89,032	$ 48,497
Weighted average remaining lease terms	3 years 9 months 10 days	4 years 10 days
Weighted average discount rate	4.89%	13.42%